STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings (accumulated deficit) [Member]	Total
Balance at Dec. 31, 2020	$ 101		$ 481,992	$ 4,175	$ 221,020	$ 707,288
Balance, shares at Dec. 31, 2020	39,034,759
Exercise of options and vested RSUs granted to employees	$ 3		10,940	0	0	10,943
Exercise of options and vested RSUs granted to employees, shares	1,007,111
Other comprehensive income (loss), net of tax	$ 0		0	(3,778)	0	(3,778)
Share-based compensation	0		96,005	0	0	96,005
Net loss	0		0	0	(83,946)	(83,946)
Balance at Dec. 31, 2021	$ 104		588,937	397	137,074	726,512
Balance, shares at Dec. 31, 2021	40,041,870
Exercise of options and vested RSUs granted to employees	$ 3		1,838	0	0	1,841
Exercise of options and vested RSUs granted to employees, shares	868,599
Other comprehensive income (loss), net of tax	$ 0		0	(15,957)	0	(15,957)
Share-based compensation	0		121,579	0	0	121,579
Issuance of ordinary shares under employee stock purchase plan	$ 0	[1]	13,867	0	0	13,867
Issuance of ordinary shares under employee stock purchase plan, shares	118,102
Adjustments from adoption of ASU 2020-06	$ 0		(65,932)	0	26,602	(39,330)
Net loss	0		0	0	(130,368)	(130,368)
Balance at Dec. 31, 2022	$ 107		660,289	(15,560)	33,308	678,144
Balance, shares at Dec. 31, 2022	41,028,571
Exercise of options and vested RSUs granted to employees	$ 3		11,062	0	0	11,065
Exercise of options and vested RSUs granted to employees, shares	1,107,869
Other comprehensive income (loss), net of tax	$ 0		0	13,711	0	13,711
Share-based compensation	0		140,404	0	0	140,404
Issuance of ordinary shares under employee stock purchase plan	$ 1		15,505	0	0	15,506
Issuance of ordinary shares under employee stock purchase plan, shares	118,896
Net loss	$ 0		0	0	(66,504)	(66,504)
Balance at Dec. 31, 2023	$ 111		$ 827,260	$ (1,849)	$ (33,196)	$ 792,326
Balance, shares at Dec. 31, 2023	42,255,336

[1]	Represents an amount lower than $1.